UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
July 31, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 109
Form 13F Information Table Value Total: $2,309,815 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Madison Mosaic Funds

                                                            FORM 13F INFORMATION TABLE

                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE SHARED   NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- --------- ------ ------- ------
3M Company                     COM        88579Y101    42687  613412 SH       SOLE                 576077      37335
Adobe Systems, Inc             COM        00724F101     2560   65000 SH       SOLE                  65000
Affiliated Managers Group      COM        008252108     8403   93300 SH       SOLE                  93300
Aflac, Inc.                    COM        001055102    16961  270078 SH       SOLE                 253489      16589
Altera Corp.                   COM        021441100     2194  106000 SH       SOLE                 106000
American Eagle Outfitters      COM        02553E106     8047  590385 SH       SOLE                 590385
American Express               COM        025816109    25664  681277 SH       SOLE                 643422      37855
Amgen, Inc.                    COM        031162100     8352  177100 SH       SOLE                 177100
Applied Materials, Inc.        COM        038222105     4200  220000 SH       SOLE                 220000
Autoliv, Inc.                  COM        052800109    21405  459142 SH       SOLE                 442697      16445
Bed Bath Beyond Inc            COM        075896100    11108  395315 SH       SOLE                 395315
Berkshire Hathaway, Inc. Cl B  COM        084670207    40782   10165 SH       SOLE                   9526        639
Best Buy Company               COM        086516101    41243 1041479 SH       SOLE                 986749      54730
Biogen Idec                    COM        09062X103     5030   90000 SH       SOLE                  90000
Brookfield Asset Management    COM        112585104    28432  873758 SH       SOLE                 840839      32919
Brown & Brown Inc.             COM        115236101    24470 1407155 SH       SOLE                1356285      50870
Brown-Forman Corporation       COM        115637209    19448  257352 SH       SOLE                 247949       9403
Capital One Finl Corp          COM        14040H105     8860  233100 SH       SOLE                 233100
Carmax, Inc.                   COM        143130102    17229 1214150 SH       SOLE                1170840      43310
Charles River Laboratories     COM        159864107    58908  921583 SH       SOLE                 886440      35143
Check Point Software Tech.     COM        M22465104     5681  240000 SH       SOLE                 240000
Cisco Systems, Inc.            COM        17275R102    72183 3103321 SH       SOLE                2945124     158197
Citigroup, Inc.                COM        172967101     5355  319500 SH       SOLE                 319500
Clorox Co.                     COM        189054109    24758  474292 SH       SOLE                 457222      17070
Coach Inc.                     COM        189754104     7338  254100 SH       SOLE                 254100
Coca Cola Co                   COM        191216100    40784  784618 SH       SOLE                 737093      47525
Comcast, Corp. Special Cl A    COM        20030N200    49539 2640691 SH       SOLE                2479474     161217
Community Health Systems       COM        203668108     3298  100000 SH       SOLE                 100000
Conocophillips                 COM        20825C104      208    2205 SH       SOLE                   2205
Countrywide Financial Corp.    COM        222372104     1653  389000 SH       SOLE                 389000
Covanta Holding Corp.          COM        22282E102    20635  773142 SH       SOLE                 744184      28958
Coventry Health Care, Inc.     COM        222862104    14589  479598 SH       SOLE                 462286      17312
Dell Computer Corp             COM        24702R101     8223  375800 SH       SOLE                 375800
Dover Corp.                    COM        260003108    36639  757467 SH       SOLE                 711432      46035
Dun & Bradstreet               COM        26483E100    21307  243120 SH       SOLE                 234241       8879
EBAY Inc.                      COM        278642103    50007 1829760 SH       SOLE                1741065      88695
EMC Corp/Mass                  COM        268648102    35121 2390784 SH       SOLE                2280304     110480
Energizer Holdings Inc         COM        29266R108    15182  207717 SH       SOLE                 200159       7558
Exxon Mobil Corp               COM        30231g102      234    2660 SH       SOLE                   2660
FLIR Systems, Inc.             COM        302445101    10703  263823 SH       SOLE                 254768       9055
Fiserv, Inc                    COM        337738108    61146 1347724 SH       SOLE                1291634      56090
Flextronics Intl LTD           COM        Y2573F102     8357  889000 SH       SOLE                 889000
Franklin Resources Inc         COM        354613101    28740  313587 SH       SOLE                 295713      17874
Garmin LTD                     COM        G37260109     5171  120700 SH       SOLE                 120700
Genentech Inc.                 COM        368710406     7476   98500 SH       SOLE                  98500
General Cable Corporation      COM        369300108    14890  244702 SH       SOLE                 235759       8943
General Electric               COM        369604103    51242 1919902 SH       SOLE                1803188     116714
Genzyme                        COM        372917104      259    3600 SH       SOLE                   3600
Google Inc                     COM        38259p508    47495   90223 SH       SOLE                  85410       4813
Home Depot                     COM        437076102     5387  230000 SH       SOLE                 230000
Idex Corp.                     COM        45167R104    20931  568150 SH       SOLE                 547470      20680
Int'l Game Technology          COM        459902102    17496  700403 SH       SOLE                 674686      25717
Intuit, Inc.                   COM        461202103     9382  340300 SH       SOLE                 340300
Iron Mountain Incorporated     COM        462846106    28006 1054841 SH       SOLE                1017026      37815
Johnson & Johnson              COM        478160104    37531  583326 SH       SOLE                 547537      35789
Johnson Controls               COM        478366107    27947  974452 SH       SOLE                 915140      59312
Kohls Corp                     COM        500255104    35577  888539 SH       SOLE                 849535      39004
Laboratory Crp of Amer Hldgs   COM        50540R409    24541  352454 SH       SOLE                 339764      12690
Leucadia National Corp         COM        527288104    11658  248359 SH       SOLE                 239271       9088
Liberty Global Inc.-Series C   COM        530555309    25481  839305 SH       SOLE                 810644      28661
Linear Tech Corp.              COM        535678106     8552  262585 SH       SOLE                 262585
Lowe's Companies               COM        548661107     6901  332600 SH       SOLE                 332600
MGIC Investment                COM        552848103     1056  172800 SH       SOLE                 172800
MIDCAP SPDR Trust Series 1     COM        595635103     1551   10421 SH       SOLE                  10421
Markel Corp.                   COM        570535104    53752  146463 SH       SOLE                 140404       6059
Marshall & Ilsley              COM        571837103     5549  361970 SH       SOLE                 361970
Martin Marietta Mat.           COM        573284106    18489  178483 SH       SOLE                 172142       6341
McDonalds                      COM        580135101    28086  499576 SH       SOLE                 469111      30465
Medtronic Inc.                 COM        585055106    57210 1105511 SH       SOLE                1041791      63720
Merrill Lynch                  COM        590188108     6856  216200 SH       SOLE                 216200
Microsoft Corp                 COM        594918104    57881 2104003 SH       SOLE                1975865     128138
Millipore Corp                 COM        601073109    46167  680325 SH       SOLE                 651021      29304
Mirant Corporation             COM        60467R100    21341  545097 SH       SOLE                 527369      17728
Mohawk Industries, Inc.        COM        608190104    25185  392896 SH       SOLE                 380079      12817
Morgan Stanley                 COM        617446448     7863  218000 SH       SOLE                 218000
Mylan Labs                     COM        628530107     5503  455950 SH       SOLE                 455950
Novartis Ag                    ADR        66987v109    46638  847345 SH       SOLE                 796060      51285
O-Reilly Automotive Inc.       COM        686091109     9638  431246 SH       SOLE                 415533      15713
Odyssey Re Holdings Corp       COM        67612W108    16333  460085 SH       SOLE                 442766      17319
Office Depot                   COM        676220106      164   15000 SH       SOLE                  15000
Pfizer, Inc.                   COM        717081103     6880  393800 SH       SOLE                 393800
Proctor & Gamble               COM        742718109      312    5130 SH       SOLE                   5130
QLogic Corp                    COM        747277101     2295  157300 SH       SOLE                 157300
Qualcomm, Inc.                 COM        747525103     1331   30000 SH       SOLE                  30000
Quest Diagnostics              COM        74834L100    34584  713510 SH       SOLE                 669763      43747
SEI Investments Co.            COM        784117103    24802 1054524 SH       SOLE                1017000      37524
Staples Inc.                   COM        855030102    24642 1037569 SH       SOLE                 973771      63798
Starbucks Corp                 COM        855244109     5588  355000 SH       SOLE                 355000
State Street Boston Corp       COM        857477103    39093  610925 SH       SOLE                 579920      31005
Symantec Corp                  COM        871503108     8379  433000 SH       SOLE                 433000
Synovus Financial Corp         COM        87161C105    17255 1976477 SH       SOLE                1904613      71864
Target Corporation             COM        87612E106    50976 1096495 SH       SOLE                1042686      53809
Techne Corp                    COM        878377100    16021  207017 SH       SOLE                 199325       7692
Tiffany & Co.                  COM        886547108    17677  433797 SH       SOLE                 418607      15190
Total System Services Inc.     COM        891906109    19039  856825 SH       SOLE                 833988      22837
Unit Corp                      COM        909218109    27587  332496 SH       SOLE                 321988      10508
United Healthcare Corp.        COM        91324P102    41520 1581701 SH       SOLE                1504734      76967
United Parcel Service - Cl B   COM        911312106    39112  636278 SH       SOLE                 601298      34980
Varian Medical Systems         COM        92220P105     2478   47800 SH       SOLE                  47800
Walgreen Co                    COM        931422109    48931 1505112 SH       SOLE                1413522      91590
Waste Management, Inc.         COM        94106L109    20490  543360 SH       SOLE                 524018      19342
Waters Corp.                   COM        941848103     4921   76300 SH       SOLE                  76300
Wells Fargo & Co               COM        949746101    44342 1867047 SH       SOLE                1774767      92280
Williams-Sonoma, Inc.          COM        969904101     8531  430000 SH       SOLE                 430000
Wynn Resorts LTD               COM        983134107    17196  211389 SH       SOLE                 203352       8037
Xilinx, Inc.                   COM        983919101     2500   99000 SH       SOLE                  99000
Yahoo! Inc                     COM        984332106     7024  340000 SH       SOLE                 340000
Zebra Technologies Corp-Cl A   COM        989207105    28776  881610 SH       SOLE                 855873      25737
Zimmer Holdings Inc.           COM        98956P102    34685  509695 SH       SOLE                 483612      26083